SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 92.1%

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Advertising -- 1.8%
---------------------------------------------------------------
Grey Global Group, Inc.                        410  $   252,966
---------------------------------------------------------------
                                                    $   252,966
---------------------------------------------------------------
Air Freight -- 2.1%
---------------------------------------------------------------
Forward Air Corp.(1)                        13,450  $   292,685
---------------------------------------------------------------
                                                    $   292,685
---------------------------------------------------------------
Airlines -- 1.0%
---------------------------------------------------------------
SkyWest, Inc.                               12,700  $   131,191
---------------------------------------------------------------
                                                    $   131,191
---------------------------------------------------------------
Applications Software -- 9.2%
---------------------------------------------------------------
Fair, Isaac and Co., Inc.                    7,575  $   384,962
Jack Henry & Associates, Inc.               21,200      224,508
Kronos, Inc.(1)                              3,700      129,685
National Instruments Corp.(1)               11,100      391,497
The Reynolds and Reynolds Co. Class A        5,300      134,090
---------------------------------------------------------------
                                                    $ 1,264,742
---------------------------------------------------------------
Auto and Parts -- 0.9%
---------------------------------------------------------------
Gentex Corp.(1)                              5,100  $   129,795
---------------------------------------------------------------
                                                    $   129,795
---------------------------------------------------------------
Banks -- 9.2%
---------------------------------------------------------------
Capital City Bank Group, Inc.                6,700  $   262,037
City National Corp.                          3,800      166,972
Provident Bankshares Corp.                   7,129      164,537
Seacoast Banking Corp. of Florida           13,700      265,643
Texas Regional Bancshares, Class A           8,880      268,087
UCBH Holdings, Inc.                          3,000      131,940
---------------------------------------------------------------
                                                    $ 1,259,216
---------------------------------------------------------------
Broadcast Media -- 1.2%
---------------------------------------------------------------
Cox Radio, Inc., Class A(1)                  7,700  $   159,082
---------------------------------------------------------------
                                                    $   159,082
---------------------------------------------------------------
SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Construction - Cement -- 2.5%
---------------------------------------------------------------
Florida Rock Industries, Inc.               10,000  $   338,500
---------------------------------------------------------------
                                                    $   338,500
---------------------------------------------------------------
Consumer Finance -- 2.3%
---------------------------------------------------------------
Financial Federal Corp.(1)                  16,800  $   320,880
---------------------------------------------------------------
                                                    $   320,880
---------------------------------------------------------------
Containers and Packaging -- 1.0%
---------------------------------------------------------------
AptarGroup, Inc.                             4,100  $   132,635
---------------------------------------------------------------
                                                    $   132,635
---------------------------------------------------------------
Diversified Financial Services -- 3.5%
---------------------------------------------------------------
Affiliated Managers Group, Inc.(1)           8,500  $   353,345
Allied Capital Corp.                         6,600      131,868
---------------------------------------------------------------
                                                    $   485,213
---------------------------------------------------------------
Electric Utilities -- 2.7%
---------------------------------------------------------------
ALLETE, Inc.                                17,900  $   371,604
---------------------------------------------------------------
                                                    $   371,604
---------------------------------------------------------------
Electrical Equipment -- 1.8%
---------------------------------------------------------------
Brady Corp., Class A                         4,800  $   135,744
C & D Technology, Inc.                       9,200      110,216
---------------------------------------------------------------
                                                    $   245,960
---------------------------------------------------------------
Electronic Equipment & Instruments -- 2.8%
---------------------------------------------------------------
Roper Industries, Inc.                       4,500  $   129,825
Technitrol, Inc.(1)                         17,800      260,592
---------------------------------------------------------------
                                                    $   390,417
---------------------------------------------------------------
Engineering & Contruction -- 2.2%
---------------------------------------------------------------
Jacobs Engineering Group, Inc.(1)            7,300  $   306,673
---------------------------------------------------------------
                                                    $   306,673
---------------------------------------------------------------
Food Distributors -- 1.9%
---------------------------------------------------------------
Performance Food Group Co.(1)                8,700  $   266,742
---------------------------------------------------------------
                                                    $   266,742
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Gas Utilities -- 1.0%
---------------------------------------------------------------
Piedmont Natural Gas Co., Inc.               3,700  $   131,905
---------------------------------------------------------------
                                                    $   131,905
---------------------------------------------------------------
Health Care - Equipment -- 3.4%
---------------------------------------------------------------
Diagnostic Products Corp.                    4,400  $   164,340
Young Innovations, Inc.(1)                  13,500      297,135
---------------------------------------------------------------
                                                    $   461,475
---------------------------------------------------------------
Health Care - Supplies -- 2.4%
---------------------------------------------------------------
ICU Medical, Inc.(1)                        12,150  $   334,247
---------------------------------------------------------------
                                                    $   334,247
---------------------------------------------------------------
Health Services -- 2.4%
---------------------------------------------------------------
First Health Group Corp.(1)                  6,400  $   162,816
Renal Care Group, Inc.(1)                    5,300      165,254
---------------------------------------------------------------
                                                    $   328,070
---------------------------------------------------------------
Home Furnishings -- 0.9%
---------------------------------------------------------------
La-Z-Boy, Inc.                               7,200  $   124,416
---------------------------------------------------------------
                                                    $   124,416
---------------------------------------------------------------
Household Products -- 1.0%
---------------------------------------------------------------
Church & Dwight Co., Inc.                    4,500  $   136,620
---------------------------------------------------------------
                                                    $   136,620
---------------------------------------------------------------
Housewares -- 2.4%
---------------------------------------------------------------
Matthews International Corp.                14,300  $   330,330
---------------------------------------------------------------
                                                    $   330,330
---------------------------------------------------------------
Industrial Conglomerate -- 1.0%
---------------------------------------------------------------
Carlisle Companies, Inc.                     3,300  $   133,617
---------------------------------------------------------------
                                                    $   133,617
---------------------------------------------------------------
Insurance - Property and Casualty -- 3.8%
---------------------------------------------------------------
Midland Co.                                 14,600  $   261,340
Triad Guaranty, Inc.(1)                      3,700      127,465
Wesco Financial Corp.                          430      128,140
---------------------------------------------------------------
                                                    $   516,945
---------------------------------------------------------------
SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Insurance Brokers -- 0.9%
---------------------------------------------------------------
Arthur J. Gallagher & Co.                    5,300  $   130,115
---------------------------------------------------------------
                                                    $   130,115
---------------------------------------------------------------
IT Consulting & Services -- 3.9%
---------------------------------------------------------------
FactSet Research Systems, Inc.               6,200  $   201,190
Manhattan Associates, Inc.(1)               18,900      331,317
---------------------------------------------------------------
                                                    $   532,507
---------------------------------------------------------------
Leisure - Products -- 0.7%
---------------------------------------------------------------
Polaris Industries, Inc.                     2,000  $    99,440
---------------------------------------------------------------
                                                    $    99,440
---------------------------------------------------------------
Lodging and Hotels -- 1.2%
---------------------------------------------------------------
Marcus Corp., (The)                         11,900  $   161,840
---------------------------------------------------------------
                                                    $   161,840
---------------------------------------------------------------
Machinery Industrial -- 1.2%
---------------------------------------------------------------
Graco, Inc.                                  5,950  $   167,195
---------------------------------------------------------------
                                                    $   167,195
---------------------------------------------------------------
Multi-Utilities -- 1.5%
---------------------------------------------------------------
Energen Corp.                                6,300  $   201,978
---------------------------------------------------------------
                                                    $   201,978
---------------------------------------------------------------
Oil and Gas - Exploration and Production -- 2.0%
---------------------------------------------------------------
Newfield Exploration Co.(1)                  7,900  $   267,731
---------------------------------------------------------------
                                                    $   267,731
---------------------------------------------------------------
Packaged Foods -- 0.5%
---------------------------------------------------------------
Tootsie Roll Industries, Inc.                2,257  $    64,401
---------------------------------------------------------------
                                                    $    64,401
---------------------------------------------------------------
Paper Products -- 0.9%
---------------------------------------------------------------
Wausau-Mosinee Paper Corp.                  12,700  $   129,540
---------------------------------------------------------------
                                                    $   129,540
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Publishing -- 1.0%
---------------------------------------------------------------
Lee Enterprises, Inc.                        4,200  $   132,384
---------------------------------------------------------------
                                                    $   132,384
---------------------------------------------------------------
Restaurants -- 1.2%
---------------------------------------------------------------
Sonic Corp.(1)                               6,450  $   164,217
---------------------------------------------------------------
                                                    $   164,217
---------------------------------------------------------------
Retail - Apparel -- 0.9%
---------------------------------------------------------------
Kenneth Cole Productions, Inc.(1)            5,800  $   127,020
---------------------------------------------------------------
                                                    $   127,020
---------------------------------------------------------------
Retail - Food -- 1.9%
---------------------------------------------------------------
Casey's General Stores, Inc.                11,100  $   132,090
Ruddick Corp.                               10,100      124,230
---------------------------------------------------------------
                                                    $   256,320
---------------------------------------------------------------
Semiconductor Equipment -- 0.7%
---------------------------------------------------------------
Cohu, Inc.                                   6,500  $    95,095
---------------------------------------------------------------
                                                    $    95,095
---------------------------------------------------------------
Services - Diversified Commercial -- 3.0%
---------------------------------------------------------------
ABM Industries, Inc.                        21,700  $   285,138
G & K Services, Inc.                         5,400      129,600
---------------------------------------------------------------
                                                    $   414,738
---------------------------------------------------------------
Services - Employment -- 0.5%
---------------------------------------------------------------
On Assignment, Inc.(1)                      15,300  $    64,719
---------------------------------------------------------------
                                                    $    64,719
---------------------------------------------------------------
Specialty Store -- 2.9%
---------------------------------------------------------------
Aaron Rents, Inc.                           14,600  $   297,548
Claire's Stores, Inc.                        4,100       96,801
---------------------------------------------------------------
                                                    $   394,349
---------------------------------------------------------------
SECURITY                                  SHARES    VALUE
---------------------------------------------------------------

Waste Management -- 2.8%
---------------------------------------------------------------
Landauer, Inc.                              10,600  $   389,020
---------------------------------------------------------------
                                                    $   389,020
---------------------------------------------------------------
Total Common Stocks
   (identified cost $13,373,793)                    $12,638,535
---------------------------------------------------------------
Total Investments -- 92.1%
   (identified cost $13,373,793)                    $12,638,535
---------------------------------------------------------------
Other Assets, Less Liabilities -- 7.9%              $ 1,083,818
---------------------------------------------------------------
Net Assets -- 100.0%                                $13,722,353
---------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2003
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $13,373,793)                           $12,638,535
Cash                                           19,862
Receivable for investments sold             1,261,925
Interest and dividends receivable              17,014
Prepaid expenses                                   19
-----------------------------------------------------
TOTAL ASSETS                              $13,937,355
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Demand note payable                       $   200,000
Accrued expenses                               15,002
-----------------------------------------------------
TOTAL LIABILITIES                         $   215,002
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $13,722,353
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $14,457,611
Net unrealized depreciation (computed on
   the basis of identified cost)             (735,258)
-----------------------------------------------------
TOTAL                                     $13,722,353
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2003
Investment Income
---------------------------------------------------
Dividends                                 $  86,189
Interest                                      1,644
---------------------------------------------------
TOTAL INVESTMENT INCOME                   $  87,833
---------------------------------------------------

Expenses
---------------------------------------------------
Investment adviser fee                    $  75,377
Trustees' fees and expenses                      93
Custodian fee                                15,105
Legal and accounting services                 8,694
Miscellaneous                                   105
---------------------------------------------------
TOTAL EXPENSES                            $  99,374
---------------------------------------------------
Deduct --
   Preliminary reduction of investment
      adviser fee                         $  42,933
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  42,933
---------------------------------------------------

NET EXPENSES                              $  56,441
---------------------------------------------------

NET INVESTMENT INCOME                     $  31,392
---------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(924,619)
---------------------------------------------------
NET REALIZED LOSS                         $(924,619)
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 855,416
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 855,416
---------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (69,203)
---------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (37,811)
---------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE) IN NET                MARCH 31, 2003    YEAR ENDED
ASSETS                                    (UNAUDITED)       SEPTEMBER 30, 2002(1)
---------------------------------------------------------------------------------
From operations --
   Net investment income                  $    31,392                 $    10,565
   Net realized loss                         (924,619)                   (219,112)
   Net change in unrealized
      appreciation (depreciation)             855,416                  (1,590,674)
---------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $   (37,811)                $(1,799,221)
---------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $ 3,876,864                 $16,520,145
   Withdrawals                             (3,882,197)                 (1,055,437)
---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $    (5,333)                $15,464,708
---------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $   (43,144)                $13,665,487
---------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------
At beginning of period                    $13,765,497                 $   100,010
---------------------------------------------------------------------------------
AT END OF PERIOD                          $13,722,353                 $13,765,497
---------------------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED
                                  MARCH 31, 2003      YEAR ENDED
                                  (UNAUDITED)         SEPTEMBER 30, 2002(1)
-------------------------------------------------------------------------------
Ratios/Supplemental Data+
-------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                           0.75%(2)                0.92%(2)
   Net expenses after
      custodian fee reduction             0.75%(2)                0.90%(2)
   Net investment income                  0.42%(2)                0.23%(2)
Portfolio Turnover                          26%                     17%
-------------------------------------------------------------------------------
TOTAL RETURN                              0.30%                 (22.75)%
-------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $ 13,722                 $13,765
-------------------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.32%(2)                1.65%(2)
   Expenses after custodian
      fee reduction                       1.32%(2)                1.63%(2)
   Net investment loss                   (0.15)%(2)              (0.50)%(2)
-------------------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Small-Cap Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of companies having market capitalizations within the range of companies comprising the Russell 2000 (small company stocks), emphasizing quality small companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2003, the Eaton Vance Small-Cap Fund and the Atlanta Capital Small-Cap Fund held 31.8% and 54.8% interests in the Portfolio, respectively. In addition, one other investor owned a greater than 10% interest in the Portfolio (12.3% at March 31, 2003). The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   March 31, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

SMALL-CAP PORTFOLIO AS OF MARCH 31, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended March 31, 2003, the adviser fee amounted to $75,377. In order to enhance the net investment income of the Portfolio, BMR made a reduction of the investment adviser fee of $42,933. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC ("Atlanta Capital"), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.750% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $3,638,493 and $4,125,398, respectively, for the six months ended March 31, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $13,373,793
    -----------------------------------------------------
    Gross unrealized appreciation             $   663,936
    Gross unrealized depreciation              (1,399,194)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (735,258)
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2003, the Portfolio had a balance pursuant to this line of credit of $200,000. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2003.

EATON VANCE SMALL-CAP FUND AS OF MARCH 31, 2003

INVESTMENT MANAGEMENT

SMALL-CAP PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust Jr.
Vice President

William R. Hackney, III
Vice President

Paul J. Marshall
Vice President

Charles B. Reed
Vice President

Kristin S. Anagnost
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management Co., Inc.
Advisory Director of Berkshire Capital Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant